Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 7,539	$ 4,184	$ 20,179
Other comprehensive income, net of tax:
Foreign currency translation adjustments (includes $0, $(1) and $3 attributable to noncontrolling interest), net of taxes of $48, $66 and $146	87	122	274
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $64, $(21), and $(12)	118	(41)	(22)
Reclassification adjustment realized in net income, net of taxes of $(36), $(29) and $7	(68)	(54)	14
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $154, $(140) and $(182)	283	(256)	(334)
Reclassification adjustment included in net income, net of taxes of $15, $8 and $7	28	15	12
Defined benefit postretirement plans:
Net actuarial loss from equity method investees arising during period, net of taxes of $(32), $0 and $0	(53)	0	0
Net prior service credit arising during period, net of taxes of $1,378, $699 and $298	2,249	1,140	487
Amortization of net prior service credit included in net income, net of taxes of $(361), $(282) and $(243)	(588)	(460)	(396)
Other	0	1	2
Other comprehensive income	2,056	467	37
Total comprehensive Income	9,595	4,651	20,216
Less: Total comprehensive income attributable to noncontrolling interest	(275)	(239)	(318)
Total Comprehensive Income Attributable to AT&T	$ 9,320	$ 4,412	$ 19,898